SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) - Non-employees [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	51.00%	64.00%	67.00%
Risk-free interest rate	1.85%	1.77%	1.03%
Dividend yield	0.00%	0.00%	0.00%
Expected term	5 years 7 months 6 days	5 years 8 months 12 days	4 years 6 months